Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net income (loss)	$ 708	$ 828	$ 876
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	1,140	1,103	1,039
Other, net	(1,167)	(409)	(1,073)
Net cash provided by operating activities	681	1,522	842
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(2,836)	(2,666)	(2,234)
Net (additions) collections from retail receivables and related securitizations	39	(1,468)	(873)
Other, net	838	346	510
Net cash used by investing activities	(1,959)	(3,788)	(2,597)
Financing Activities:
Net (decrease) increase in indebtedness	1,729	2,990	1,202
Dividends paid	(382)	(368)	(616)
Other, net	18	(6)	13
Net cash provided by financing activities	1,365	2,616	599
Other, net	(491)	18
Increase (decrease) in cash and cash equivalents	(404)	368	(1,156)
Cash and cash equivalents, beginning of year	5,567	5,199	6,355
Cash and cash equivalents, end of year	5,163	5,567	5,199
CNH Industrial N.V. [Member]
Operating Activities:
Net income (loss)	710	677	756
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	14	10	11
Other, net	(429)	(392)	349
Net cash provided by operating activities	295	295	1,116
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(26)	(10)	(12)
(Deposits in) withdrawals from subsidiaries’ cash management pools		(3)	690
Other, net	294	(1,929)	(722)
Net cash used by investing activities	268	(1,942)	(44)
Financing Activities:
Net (decrease) increase in indebtedness	(205)	1,602	(1,071)
Dividends paid	(360)	(365)	(567)
Other, net	18	306	70
Net cash provided by financing activities	(547)	1,543	(1,568)
Other, net	(14)
Increase (decrease) in cash and cash equivalents	2	(104)	(496)
Cash and cash equivalents, beginning of year	5	109	605
Cash and cash equivalents, end of year	7	5	109
Case New Holland Industrial Inc. [Member]
Operating Activities:
Net income (loss)	769	896	513
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Other, net	(735)	(1,154)	(853)
Net cash provided by operating activities	34	(258)	(340)
Financing Activities:
Net (decrease) increase in indebtedness	208	58	538
Dividends paid	(249)
Other, net	7		2
Net cash provided by financing activities	(34)	58	540
Increase (decrease) in cash and cash equivalents		(200)	200
Cash and cash equivalents, beginning of year		200
Cash and cash equivalents, end of year			200
Guarantor Subsidiaries [Member]
Operating Activities:
Net income (loss)	1,130	1,531	1,167
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	212	180	164
Other, net	(574)	696	(100)
Net cash provided by operating activities	768	2,407	1,231
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(163)	(225)	(247)
(Deposits in) withdrawals from subsidiaries’ cash management pools	(757)	(770)	(80)
Other, net	(121)	(502)	(386)
Net cash used by investing activities	(1,041)	(1,497)	(713)
Financing Activities:
Net (decrease) increase in indebtedness	(339)	(310)	(320)
Dividends paid	(337)	(589)	(341)
Other, net	977		81
Net cash provided by financing activities	301	(899)	(580)
Other, net	(27)	(1)	1
Increase (decrease) in cash and cash equivalents	1	10	(61)
Cash and cash equivalents, beginning of year	38	28	89
Cash and cash equivalents, end of year	39	38	28
All Other Subsidiaries [Member]
Operating Activities:
Net income (loss)	(23)	777	455
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	914	913	864
Other, net	(1,078)	(1,276)	(756)
Net cash provided by operating activities	(187)	414	563
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(2,647)	(2,431)	(1,975)
Net (additions) collections from retail receivables and related securitizations	39	(1,468)	(873)
Other, net	(251)	785	(34)
Net cash used by investing activities	(2,859)	(3,114)	(2,882)
Financing Activities:
Net (decrease) increase in indebtedness	3,028	1,722	1,199
Dividends paid	(1,386)	(1,384)	(138)
Other, net	1,447	3,005	460
Net cash provided by financing activities	3,089	3,343	1,521
Other, net	(450)	19	(1)
Increase (decrease) in cash and cash equivalents	(407)	662	(799)
Cash and cash equivalents, beginning of year	5,524	4,862	5,661
Cash and cash equivalents, end of year	5,117	5,524	4,862
Eliminations [Member]
Operating Activities:
Net income (loss)	(1,878)	(3,053)	(2,015)
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Other, net	1,649	1,717	287
Net cash provided by operating activities	(229)	(1,336)	(1,728)
Investing activities:
(Deposits in) withdrawals from subsidiaries’ cash management pools	757	773	(610)
Other, net	916	1,992	1,652
Net cash used by investing activities	1,673	2,765	1,042
Financing Activities:
Net (decrease) increase in indebtedness	(963)	(82)	856
Dividends paid	1,950	1,970	430
Other, net	(2,431)	(3,317)	(600)
Net cash provided by financing activities	$ (1,444)	$ (1,429)	$ 686